Fair Value Measurements - Qualitative Valuation (Details) $ in Thousands	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)
Fair Value
Other real estate owned	$ 0	$ 1,334
Measured on non-recurring basis
Fair Value
Impaired loans	14,799	3,199
Other real estate owned		1,334
Mortgage servicing rights	2,384	2,443
Significant Unobservable Inputs (Level 3)
Fair Value
Impaired loans	8,015,243	7,393,058
Significant Unobservable Inputs (Level 3) | Measured on non-recurring basis
Fair Value
Impaired loans	14,799	3,199
Other real estate owned		1,334
Mortgage servicing rights	$ 2,384	$ 2,443
Significant Unobservable Inputs (Level 3) | A/R aging schedule | Measured on non-recurring basis | Other
Unobservable Inputs
Impaired loans		0
Significant Unobservable Inputs (Level 3) | A/R aging schedule | Measured on non-recurring basis | Weighted Average | Other
Unobservable Inputs
Impaired loans		0
Significant Unobservable Inputs (Level 3) | Discount rate | Measured on non-recurring basis | Weighted Average | Discounted cash flow
Unobservable Inputs
Mortgage servicing rights	13.75	14.5
Significant Unobservable Inputs (Level 3) | Contract sales price | Measured on non-recurring basis | Discount for costs to sell
Unobservable Inputs
Other real estate owned		8
Significant Unobservable Inputs (Level 3) | Contract sales price | Measured on non-recurring basis | Weighted Average | Discount for costs to sell
Unobservable Inputs
Other real estate owned		8
Significant Unobservable Inputs (Level 3) | Prepayments speeds and discount rates | Measured on non-recurring basis | Minimum | Discounted cash flow
Unobservable Inputs
Mortgage servicing rights	5.3	4.5
Significant Unobservable Inputs (Level 3) | Prepayments speeds and discount rates | Measured on non-recurring basis | Maximum | Discounted cash flow
Unobservable Inputs
Mortgage servicing rights	28.5	34.3
Significant Unobservable Inputs (Level 3) | Prepayments speeds and discount rates | Measured on non-recurring basis | Weighted Average | Discounted cash flow
Unobservable Inputs
Mortgage servicing rights	13	11.7
Significant Unobservable Inputs (Level 3) | Appraisal / Other | Measured on non-recurring basis | Discount for costs to sell
Unobservable Inputs
Impaired loans	6
Significant Unobservable Inputs (Level 3) | Appraisal / Other | Measured on non-recurring basis | Weighted Average | Discount for costs to sell
Unobservable Inputs
Impaired loans	6